SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Reclassification to Warrant Reserve			$ (99)	$ (1,277)
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Balance, warrants
Issuance, warrants			2,333
Balance, warrants	$ 2,333		2,333
March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	496
Issuance, warrants		496
Balance, warrants	1,500	496	1,500
Revaluation, warrants	1,004
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	737	1,142	1,142
Issuance, warrants					894
Balance, warrants	2,416	737	$ 2,416		1,142
Revaluation, warrants	1,745	$ (405)			$ 248
Reclassification to Warrant Reserve	$ (66)